Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent [Roll Forward]
Beginning balance	$ 10,332	$ 9,797	$ 7,693
Net other comprehensive income (loss)	(6)	38	(3)
Ending balance	10,837	10,332	9,797
Employee Benefit Plan Funded Status
AOCI Attributable to Parent [Roll Forward]
Beginning balance	(95)	(96)	(93)
Other comprehensive (loss) income before reclassification	0	1	(3)
Amounts reclassified from accumulated other comprehensive income (loss)	0		0
Net other comprehensive income (loss)	0	1	(3)
Ending balance	(95)	(95)	(96)
Amortization of Prior Service Cost
AOCI Attributable to Parent [Roll Forward]
Beginning balance	1	1	1
Other comprehensive (loss) income before reclassification	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0		0
Net other comprehensive income (loss)	0	0	0
Ending balance	1	1	1
Amortization of Actuarial Loss
AOCI Attributable to Parent [Roll Forward]
Beginning balance	74	74	70
Other comprehensive (loss) income before reclassification	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss)	1		4
Net other comprehensive income (loss)	1	0	4
Ending balance	75	74	74
Gain (Loss) on Cash Flow Hedge
AOCI Attributable to Parent [Roll Forward]
Beginning balance	30	(9)	(1)
Other comprehensive (loss) income before reclassification	(4)	39	(8)
Amounts reclassified from accumulated other comprehensive income (loss)	0		0
Net other comprehensive income (loss)	(4)	39	(8)
Ending balance	26	30	(9)
Gain (Loss) on Fixed-Income Securities
AOCI Attributable to Parent [Roll Forward]
Beginning balance	2	4	0
Other comprehensive (loss) income before reclassification	1	(2)	4
Amounts reclassified from accumulated other comprehensive income (loss)	(4)		0
Net other comprehensive income (loss)	(3)	(2)	4
Ending balance	(1)	2	4
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent [Roll Forward]
Beginning balance	12	(26)	(23)
Other comprehensive (loss) income before reclassification	(3)	38	(7)
Amounts reclassified from accumulated other comprehensive income (loss)	(3)		4
Net other comprehensive income (loss)	(6)	38	(3)
Ending balance	$ 6	$ 12	$ (26)